Intangible assets	3 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
The carrying amount of intangible assets as of March 31, 2026 and December 31, 2025 is as follows:

	March 31, 2026	December 31, 2025
	(in thousands)
Cost
Customer relationships	$4,133,727	$4,134,478
Order backlog	545,727	546,054
Trade names & brands	204,700	204,721
Patient database	170,484	170,511
Technology assets	151,582	151,754
Total cost	5,206,220	5,207,518
Accumulated amortization	(2,009,516)	(1,873,663)
Impairment	—	(86,737)
Net book value	$3,196,704	$3,247,118

In the three months ended March 31, 2026, the amortization expense recognized by the Company was $50.3 million (three months ended March 31, 2025: $58.9 million).

There were no additions to intangible assets during the three months ended March 31, 2026.